Note 9 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Salaries and wages	$ 13,160	$ 13,440		$ 12,206
Expense from cash-settled share-based payment transactions	43	311
Consumable materials	12,143	9,916		8,853
Electricity costs	9,313	8,701		7,438
Site restoration	84	58		32
Pre-feasibility exploration cost	411	410		408
Safety	592	323		221
On mine administration	3,569	3,004		2,898
Other production cost		17		30
	$ 39,315	$ 36,180	[1]	$ 32,086

[1]	Restated, refer note 4(a).